Income Taxes - Schedule of Income (Loss) from Continuing Operations Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from continuing operations before taxes
United States operations	$ (834.4)	$ 69.6	$ 216.7
Foreign operations	(51.9)	25.1	44.7
Loss before income taxes	$ (886.3)	$ 94.7	$ 261.4